Annual Total Returns (Vanguard Emerging Markets Stock Index Fund - Investor Shares Participant) (Vanguard Emerging Markets Stock Index Fund, Vanguard Emerging Markets Stock Index Fund - Investor Shares)
18 Months Ended
Apr. 30, 2013
Vanguard Emerging Markets Stock Index Fund | Vanguard Emerging Markets Stock Index Fund - Investor Shares
Annual Total Return
2012	18.64%
2011	(18.78%)
2010	18.86%
2009	75.98%
2008	(52.81%)
2007	38.90%
2006	29.39%
2005	32.05%
2004	26.12%
2003	57.65%